SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating Leases
2024	$ 322,326
2025	489,435
2026	210,739
2027	13,648
Total	1,036,148
Less: discount on operating lease liabilities	(87,542)
Present value of operating lease liabilities	948,606
Less: Current portion of operating lease liabilities	(568,317)	$ (629,325)
Non-current portion of operating lease liabilities	$ 380,289	$ 467,843